Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Share capital [member]	Contributed surplus [member]	Accumulated other comprehensive income (loss) [member]	Deficit [member]	Attributable to owners of Turquoise Hill [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2019	$ 7,931,057	$ 11,432,122	$ 1,558,811	$ (813)	$ (3,821,889)	$ 9,168,231	$ (1,237,174)
Income for the year	494,642				406,288	406,288	88,354
Other comprehensive income for the year	2,231			2,231		2,231
Employee share plans	23		23			23
Ending balance at Dec. 31, 2020	8,427,953	11,432,122	1,558,834	1,418	(3,415,601)	9,576,773	(1,148,820)
Income for the year	681,120				524,890	524,890	156,230
Other comprehensive income for the year	2,945			2,945		2,945
Employee share plans	(3,060)		(3,060)			(3,060)
Ending balance at Dec. 31, 2021	$ 9,108,958	$ 11,432,122	$ 1,555,774	$ 4,363	$ (2,890,711)	$ 10,101,548	$ (992,590)